Securities - Fair Value of Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 7,444
Due from one to five years, Amortized Cost	16,468
Due from five to ten years, Amortized Cost	21,059
Due after ten years, Amortized Cost	81,832
Mortgage-backed securities in government sponsored entities, Amortized Cost	67,814
Equity securities in financial institutions, Amortized Cost	481
Total securities available for sale, Amortized Cost	195,098	196,357
Due in one year or less, Fair Value	7,516
Due from one to five years, Fair Value	16,574
Due from five to ten years, Fair Value	22,525
Due after ten years, Fair Value	87,476
Mortgage-backed securities in government sponsored entities, Fair Value	69,436
Equity securities in financial institutions, Fair Value	434
Total securities available for sale, Fair Value	$ 203,961	$ 204,633